Business Operations (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Revenues and Percentage of Consolidated Revenues

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. Consolidated revenues from customers attributable to the Common Control Entities are included in the table.

	Year Ended December 31,
	2015		2014		2013
Statoil ASA (2)		(1)	$38.3 million		$33.7 million
ConocoPhillips (2)		(1)		(1)	$18.1 million

(1)	Less than 10% of the consolidated revenues
(2)	Conventional segment